Earnings per share (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of earnings per share
	2021	2020	2019
Profit attributed to controlling shareholders	317,646	119,554	177,079
Weighted average number of common shares issued (thousands)	69,642	56,681	53,802
Effect from dilution – shares	1,774	420	306
Weighted average number of common shares issued adjusted by the dilution effect	71,416	57,101	54,108
Basic earnings per share	4.5611	2.1092	3.2913
Diluted earnings per share	4.4478	2.0937	3.2727